Interest in Honeywell Savings and Ownership Plan Master Trust (Tables) - Honeywell Puerto Rico Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Master Trust and the Plan’s interest in the Master Trust

The Master Trust and the Plan’s interest in the Master Trust is comprised of the following types of investments, at fair value, as of December 31, 2025:

	2025
	Master Trust Balances	Plan’s Interest in Master Trust Balances
	(dollars in millions)

Collective Trust Funds	$10,416	$69
Exchange Traded Funds	18	-
Honeywell Common Stock	3,315	23
Common Stocks (Separately Managed Portfolios)	1,234	7
Asset Backed Securities	279	2
Bank Deposits	311	2
Commercial Mortgage Backed Securities	6	-
Corporate Bonds	571	4
U.S. Government and Federal Agencies	174	-
Municipal Bonds	7	1
Non-US Government	47	1
Commercial Paper	292	-
Cash & Cash Equivalents	37	1
Total Investments, at fair value	16,707	111

Net assets of the Master Trust	$16,707	$111
	2024
	Master Trust Balances	Plan’s Interest in Master Trust Balances
	(dollars in millions)

Collective Trust Funds	$8,922	$52
Exchange Traded Funds	305	2
Honeywell Common Stock	3,804	22
Common Stocks (Separately Managed Portfolios)	1,424	8
Asset Backed Securities	293	2
Bank Deposits	425	2
Commercial Mortgage Backed Securities	7	-
Corporate Bonds	602	3
U.S. Government and Federal Agencies	58	-
Non-US Government	127	1
Commercial Paper	256	1
Total Investments, at fair value	16,223	93

Net assets of the Master Trust	$16,223	$93

Master Trust’s Net Appreciation and Investment Income

The Master Trust’s net appreciation and investment income for the year-ended December 31, 2025 is as follows:

2025
(dollars in millions)

Net appreciation in fair value of investments	$1,376
Dividend and interest income	155
Total investment income and net appreciation	$1,531

Master Trust’s Assets Measured at Fair Value

The following tables present the Master Trust’s assets measured at fair value as of December 31, 2025 and 2024, by the fair value hierarchy.

	2025
	Level 1	Level 2	Level 3	Total
	(dollars in millions)

Cash and Cash Equivalents	$37	$-	$-	$37
Common Stocks	4,549	-	-	4,549
Exchange Traded Funds	18	-	-	18
Fixed Income Investments:
Asset Backed Securities	-	279	-	279
Bank Deposits	-	311	-	311
Commercial Mortgage Backed Securities	-	6	-	6
Corporate Bonds	-	571	-	571
U.S. Government and Federal Agencies	-	174	-	174
Municipal Bonds	-	7	-	7
Non-US Government	-	47	-	47
Commercial Paper	-	292	-	292
	$4,604	$1,687	$-

Collective Trust Funds				10,154
Total Investments				$16,707
	2024
	Level 1	Level 2	Level 3	Total
	(dollars in millions)

Common Stocks	$5,228	$-	$-	$5,228
Exchange Traded Funds	305	-	-	305
Fixed Income Investments:
Asset Backed Securities	-	293	-	293
Bank Deposits	-	425	-	425
Commercial Mortgage Backed Securities	-	7	-	7
Corporate Bonds	-	602	-	602
U.S. Government and Federal Agencies	-	58	-	58
Non-US Government	-	127	-	127
Commercial Paper	-	256	-	256
	$5,533	$1,768	$-

Collective Trust Funds				$8,922
Total Investments				$16,223